Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 9 – PROPERTY, PLANT AND EQUIPMENT

At December 31, 2021 and 2020, property, plant and equipment consisted of the following:

	Useful life	December 31, 2021	December 31, 2020
Fishing vessels	10 - 20 Years	$340,901,149	$304,764,105
Vehicles	5 Years	41,920	23,336
Fishing vessels under construction		3,377,147
Office and other equipment	3 – 5 Years	499,506	488,084
		344,819,722	305,275,525
Less: accumulated depreciation		(72,570,376)	(55,120,514)
		$272,249,346	$250,155,011

In 2021, the 20 vessels that received approval from MARA to operate in international waters after modification and rebuilt into 20 seine vessels, had been completed and deployed to international water for operation.

In 2021, the Company received a government subsidy for a group of fishing vessels amounting to RMB151.2 million (approximately US$23.4 million). The subsidy is related to assets which requires deducting it from the carrying amount of the asset.

For the years ended December 31, 2021, 2020 and 2019, depreciation expense amounted to $16,129,686, $14,722,446 and $11,308,882, respectively, of which $15,293,544, $11,655,924 and $7,582,821, respectively, was included in cost of revenue and inventories, and the remainder was included in general and administrative expense, respectively.

The Company had 66 and 82 fishing vessels at December 31, 2021 and 2020, with net carrying amounts of approximately $199.6 million and $227.3 million, respectively, pledged as collateral for its bank loans.

The Company had 27 vessels at December 31, 2021, with net carrying amounts of approximately $75.7, pledged as collateral for Hong Long’s long-term loans.

The Company had 22 vessels at December 31, 2021, with net carrying amounts of approximately $20.3, pledged as collateral for Deep Ocean’s long-term loans.

The Company recognized an impairment (loss) of $6,301,372 for 12 vessels during the year ended December 31, 2021. The impairment loss on vessels was $66,694,253 and $7,951,635 for the years ended 2020 and 2019, respectively. On December 27, 2021, the Company and Huanghai Ship Construction Co., Ltd. (“Huanghai”) entered into an agreement to terminate the building of a krill vessel and Huanghai agreed to refund all of the RMB587.3 million (approximately $92.1 million) of prepayments made by the Company which construction had been previously impaired due to construction issues in 2020. During the first quarter of 2022, the Company received RMB147.7 million (approximately $23.2 million), representing the first quarterly installment payment, from Huanghai. See Note 2 for further details.